Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Allowance for impairment of trade receivables (net of reversals)				$ 454
Trade receivable	$ 9,731		$ 9,731		$ 10,064
Allowance for expected credit loss receivables			393	23
Finance income	1,275	$ 326	1,614	$ 623
Electrobras group [Member]
Disclosure of trade and other receivables [line items]
Trade receivable	1,293		1,293
Recognized asset	453		453
Petrobras and Electrobras group [Member]
Disclosure of trade and other receivables [line items]
Trade receivable	459		459
Trade receivables [member]
Disclosure of trade and other receivables [line items]
Measured at fair value through profit and loss	39		$ 39
DAA 2014 [Member]
Disclosure of trade and other receivables [line items]
Percentage of payables received			89.00%
Receivables					3,107
Allowance for credit loss receivables					$ 2,522
Percentage of collateral guaranties replaced			54.00%
Percentage of credit received			34.00%
Trade receivable	2,334		$ 2,334
Allowance for expected credit loss receivables			$ 103
DAA 2014 [Member] | Conta de desenvolvimento energtico [member]
Disclosure of trade and other receivables [line items]
Percentage of payables received			12.00%
DAA 2018 [Member]
Disclosure of trade and other receivables [line items]
Trade receivable	456		$ 456
Finance income			$ 580
DAA 2018 [Member] | Brazil Interbank Deposit Rate [member]
Disclosure of trade and other receivables [line items]
Percentage of interest rate received			124.75%
DAA 2018 [Member] | Fuel oil and natural gas [member]
Disclosure of trade and other receivables [line items]
Trade receivable	$ 1,752		$ 1,752